PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 8 - PROPERTY AND EQUIPMENT, NET:

Composition of property and equipment grouped by major classifications is as follows:

	December 31
	2021	2020

Computers	956	658
Office furniture and equipment	304	151
Molds	1,729	1,527
Leasehold improvements	569	283
	3,558	2,619
Less: accumulated depreciation	(2,154)	(1,637)
Total property and equipment, net	1,404	982

Total depreciation and amortization in respect of property and equipment were $517, $416 and $302 for the years ended December 31, 2021, 2020 and 2019, respectively.